Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule Of Graduation Fund Liability

The table below presents activity in the Graduation Fund for the years ended December 31, 2018 and 2019 (in thousands):

	December 31,	December 31,
	2018	2019
Balance at beginning of period	$37,400	$43,329
Revenue deferred	27,349	30,071
Benefit redeemed	(21,420)	(23,759)
Balance at end of period	$43,329	$49,641

Summary of Disaggregation of Revenue

The following table presents the Company’s revenues from contracts with customers disaggregated by material revenue category for the years ended December 31, 2017, 2018, and 2019 (in thousands):

	2017	2018	2019
Strayer University Segment
Tuition, net of discounts, grants and scholarships	$433,938	$455,765	$517,586
Other(1)	20,913	22,074	19,383
Total Strayer University Segment	454,851	477,839	536,969

Capella University Segment
Tuition, net of discounts, grants and scholarships	—	148,168	438,676
Other(1)	—	8,178	21,492
Total Capella University Segment	—	156,346	460,168

Consolidated revenue	$454,851	$634,185	$997,137
(1)	Other revenue is primarily comprised of academic fees, sales of textbooks, other course materials, and other revenue streams.